Leases (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) agreement	Dec. 31, 2021 USD ($)
Donnelly, Idaho and Boise, Idaho leases
Leases
Number of lease agreements | agreement	2
Discount rate assumed	10.00%
Rent expense	$ 207,963	$ 206,200
Weighted average remaining lease term for operating leases	8 months 12 days
Remaining undiscounted lease payments	$ 73,132
Donnelly, Idaho lease
Leases
Lease renewal term	1 year
Boise, Idaho lease
Leases
Lease renewal term	2 years